Accounts receivable (Details 1) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Accounts receivable
Balance as of beginning of year	$ 0	$ 7,732,717
Reversal	0	(7,523,759)
Translation adjustments	0	(208,958)
Balance as of end of year	$ 0	$ 0